Basis of Preparation - Summary of Impact of Adoption of IFRS 15 on Companys Consolidated Balance Sheet (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Current portion of deferred revenue	$ 3,907		$ 1,312
Deferred revenue	39,367		39,640
Deferred tax liability	83,793		89,045
Deficit	(139,699)	$ (103,925)	$ (102,878)
Adjustment on initial application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Current portion of deferred revenue	2,741
Deferred revenue	703
Deferred tax liability	(930)
Deficit	(2,514)
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Current portion of deferred revenue	1,166
Deferred revenue	38,664
Deferred tax liability	84,723
Deficit	$ (137,185)